Stock-Based Compensation (Details) - Schedule of Share Option Plan	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of share option plan [Abstract]
Number of Options outstanding, Beginning balance | shares	13,948,149
Weighted- Average Exercise price, Beginning balance | $ / shares	$ 0.85
Number of Options, Granted | shares	300,750
Weighted- Average Exercise price, Granted | $ / shares	$ 3.76
Number of Options, Exercised | shares	(2,647,907)
Weighted- Average Exercise price, Exercised | $ / shares	$ 0.57
Number of Options, Expired | shares	(19,876)
Weighted- Average Exercise price, Expired | $ / shares	$ 0.75
Number of Options, Forfeited | shares	(254,173)
Weighted- Average Exercise price, Forfeited | $ / shares	$ 1.59
Number of Options outstanding, Ending balance | shares	11,326,943
Weighted- Average Exercise price, Ending balance | $ / shares	$ 0.75
Number of Options, exercisable | shares	10,290,733
Weighted- Average Exercise price, exercisable | $ / shares	$ 0.89